Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	3	-	3	-

Total Assets	3	-	3	-

Roll-Forward of The Fair Value of Level 3 Liabilities
The following table present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2015:

Level 3 U.S. Dollars
Contingent consideration
December 31, 2014	1,900
Settlement of liabilities	(2,001)
Revaluation of fair value included in statement of operations	101

December 31, 2015	-